Offerings	Feb. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares
Amount Registered | shares	26,400,001
Proposed Maximum Offering Price per Unit	10.63
Maximum Aggregate Offering Price	$ 280,632,010.63
Fee Rate	0.01381%
Amount of Registration Fee	$ 38,755.28
Offering Note	The number of Holdco Ordinary Shares registered consists of (i) up to 22,000,000 Holdco Ordinary Shares issuable upon conversion of an equal number of Vine Hill Public Shares in the SPAC Merger and (ii) 4,400,001 Holdco Ordinary Shares issuable upon conversion of an equal number of Vine Hill Class A Shares issuable upon conversion of an equal number of Vine Hill Class B Shares immediately prior to the SPAC Merger. Capitalized terms used and not defined herein have the meanings ascribed to such terms in the proxy statement/prospectus forming part of this registration statement.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Calculated in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Vine Hill Class A Shares on Nasdaq on February 25, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC).

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Redeemable warrants to acquire one ordinary share
Amount Registered | shares	11,000,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents 11,000,000 Holdco Warrants to be issued upon conversion of an equal number of Vine Hill Public Warrants in the SPAC Merger.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consistent with the response to C&DI 240.06, the registration fee with respect to the Holdco Warrants has been allocated to the Holdco Ordinary Shares issuable upon exercise of the Holdco Warrants and included in the registration fee paid in respect of such Holdco Ordinary Shares.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares underlying redeemable warrants
Amount Registered | shares	11,000,000
Proposed Maximum Offering Price per Unit	12.80
Maximum Aggregate Offering Price	$ 140,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,444.48
Offering Note	Represents 11,000,000 Holdco Ordinary Shares issuable upon exercise of the Holdco Warrants described in Note (2).

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Calculated in accordance with Rule 457(c) and Rule 457(i) under the Securities Act, based on the sum of (i) the average high and low prices of the Vine Hill Public Warrants on Nasdaq on February 25, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC) and (ii) the $11.50 exercise price of the Holdco Warrants. Consistent with the response to C&DI 240.06, the registration fee with respect to the Holdco Warrants has been allocated to the Holdco Ordinary Shares issuable upon exercise of the Holdco Warrants and included in the registration fee paid in respect of such Holdco Ordinary Shares.